Credit Agreements - Schedule of Annual Principal Maturities (Detail) (USD $)	Sep. 24, 2014	Dec. 25, 2013	Oct. 11, 2013
Debt Instrument [Line Items]
Total	$ 188,700,000	$ 289,200,000
First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
December 31, 2014		1,900,000
December 30, 2015		1,900,000
December 28, 2016		1,900,000
December 27, 2017		1,900,000
December 26, 2018		182,400,000
Long-term Debt, Gross, Total		190,000,000
Less: unamortized discount	(768,000)	(910,000)	(950,000)
Total		189,090,000
Second Lien Facility [Member]
Debt Instrument [Line Items]
December 25, 2019		100,000,000
Long-term Debt, Gross, Total		100,000,000
Less: unamortized discount		(962,000)
Total		$ 99,038,000